UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08649

                           EII REALTY SECURITIES TRUST
               (Exact name of registrant as specified in charter)

                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
               (Address of principal executive offices) (Zip code)

                                Richard J. Adler
                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-303-0478

                        Date of fiscal year end: JUNE 30

                  Date of reporting period: SEPTEMBER 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 2009
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       ----------   ------------
REAL ESTATE INVESTMENT TRUSTS ("REITS") - 97.39%
APARTMENTS - 13.95%
American Campus Communities, Inc.                          14,400   $    386,640
BRE Properties, Inc., Class A                               7,600        237,880
Equity Residential                                         21,000        644,700
Essex Property Trust, Inc.                                  4,900        389,942
Home Properties, Inc.                                       3,200        137,888
                                                                    ------------
Total Apartments (Cost $1,665,259)                                     1,797,050
                                                                    ------------
DIVERSIFIED - 10.90%
Digital Realty Trust, Inc.                                  6,500        297,115
Liberty Property Trust                                      7,600        247,228
Vornado Realty Trust                                       13,338        859,101
                                                                    ------------
Total Diversified (Cost $1,009,555)                                    1,403,444
                                                                    ------------
HEALTHCARE - 16.23%
HCP, Inc.                                                  24,500        704,130
Health Care REIT, Inc.                                      6,000        249,720
Nationwide Health Properties, Inc.                         15,800        489,642
Ventas, Inc.                                               16,800        646,800
                                                                    ------------
Total Healthcare (Cost $1,773,592)                                     2,090,292
                                                                    ------------
HOTELS & LODGING - 2.85%
Host Hotels & Resorts, Inc.                                31,200        367,224
                                                                    ------------
Total Hotels & Lodging (Cost $349,972)                                   367,224
                                                                    ------------
INDUSTRIALS - 1.98%
AMB Property Corp.                                         11,100        254,745
                                                                    ------------
Total Industrials (Cost $221,283)                                        254,745
                                                                    ------------
OFFICE PROPERTY - 16.99%
BioMed Realty Trust, Inc.                                   7,200         99,360
Boston Properties, Inc.                                    11,300        740,715
Douglas Emmett, Inc.                                       27,800        341,384
Government Properties Income Trust *                        6,700        160,867
Highwoods Properties, Inc.                                 17,100        537,795
Kilroy Realty Corp.                                        11,100        307,914
                                                                    ------------
Total Office Property (Cost $1,793,948)                                2,188,035
                                                                    ------------
REGIONAL MALLS - 13.43%
CBL & Associates Properties, Inc.                           6,800         65,960

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2009
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       ----------   ------------
REITS (CONTINUED)
REGIONAL MALLS (CONTINUED)
Simon Property Group, Inc.                                 18,338   $  1,273,207
Taubman Centers, Inc.                                      10,800        389,664
                                                                    ------------
Total Regional Malls (Cost $752,150)                                   1,728,831
                                                                    ------------
SELF STORAGE - 7.79%
Extra Space Storage, Inc.                                  14,400        151,920
Public Storage, Inc.                                       11,315        851,341
                                                                    ------------
Total Self Storage (Cost $479,703)                                     1,003,261
                                                                    ------------
SHOPPING CENTERS - 13.27%
Federal Realty Investment Trust                             7,500        460,275
Kimco Realty Corp.                                         25,264        329,443
Ramco-Gershenson Properties Trust                          27,100        241,732
Tanger Factory Outlet Centers, Inc.                         8,800        328,592
Weingarten Realty Investors                                17,500        348,599
                                                                    ------------
Total Shopping Centers (Cost $1,442,016)                               1,708,641
                                                                    ------------
TOTAL UNITED STATES REITS (Cost $9,487,478)                           12,541,523
                                                                    ------------
SHORT TERM INVESTMENT - 3.02%
BlackRock Liquidity Funds Treasury Trust Fund             388,369        388,369
                                                                    ------------
TOTAL SHORT TERM INVESTMENT (Cost $388,369)                              388,369
                                                                    ------------
TOTAL INVESTMENTS - 100.41% (Cost $9,875,847)                         12,929,892
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.41%)                          (52,424)
                                                                    ------------
NET ASSETS - 100.00%                                                $ 12,877,468
                                                                    ============

*    Denotes non-income producing security.

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 2009
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS - 94.35%
AUSTRALIA - 2.01%
Stockland                                               2,949,940   $ 10,622,156
                                                                    ------------
Total Austrailia (Cost $10,586,741)                                   10,622,156
                                                                    ------------
CHINA - 2.16%
Guangzhou R&F Properties Co., Ltd.                      6,500,000     11,423,152
                                                                    ------------
Total China (Cost $14,824,033)                                        11,423,152
                                                                    ------------
FRANCE - 14.64%
ICADE                                                     132,822     14,211,583
Klepierre                                                 638,756     25,307,297
Unibail-Rodamco SE                                        182,217     37,808,170
                                                                    ------------
Total France (Cost $82,942,968)                                       77,327,050
                                                                    ------------
GERMANY - 1.36%
DIC Asset AG                                              549,064      7,183,025
                                                                    ------------
Total Germany (Cost $17,172,730)                                       7,183,025
                                                                    ------------
HONG KONG - 23.92%
China Overseas Land & Investment, Ltd.                  8,724,256     18,866,785
Hang Lung Properties, Ltd.                              7,006,300     25,810,139
Hysan Development Co., Ltd.                             8,933,649     22,362,796
Kerry Properties, Ltd.                                  5,186,925     27,741,504
Lifestyle International Holdings, Ltd.                 12,417,700     18,810,691
Shangri-La Asia, Ltd.                                   6,761,685     12,738,060
                                                                    ------------
Total Hong Kong (Cost $111,735,984)                                  126,329,975
                                                                    ------------
ITALY - 1.77%
Immobiliare Grande Distribuzione                        4,744,862      9,335,337
                                                                    ------------
Total Italy (Cost $16,352,749)                                         9,335,337
                                                                    ------------
JAPAN - 15.58%
AEON Mall Co., Ltd.                                     1,045,540     21,825,144
Daiwa House Industry Co., Ltd.                          1,574,000     16,524,934
Mitsubishi Estate Co., Ltd.                               977,000     15,407,651
Mitsui Fudosan Co., Ltd.                                1,420,800     24,104,487
Tokyu Land Corp.                                        1,105,000      4,430,614
                                                                    ------------
Total Japan (Cost $110,228,744)                                       82,292,830
                                                                    ------------

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2009
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)
MALAYSIA - 1.59%
SP Setia Berhad                                         7,235,000   $  8,424,458
                                                                    ------------
Total Malaysia (Cost $12,010,299)                                      8,424,458
                                                                    ------------
NETHERLANDS - 2.33%
Corio NV                                                  178,800     12,317,606
                                                                    ------------
Total Netherlands (Cost $8,325,149)                                   12,317,606
                                                                    ------------
PHILIPPINES - 0.86%
Megaworld Corp.                                       142,699,000      4,517,697
                                                                    ------------
Total Philippines (Cost $9,775,496)                                    4,517,697
                                                                    ------------
SINGAPORE - 13.21%
Capitaland, Ltd.                                        6,369,600     16,816,232
City Developments, Ltd.                                 2,475,100     18,127,839
Hongkong Land Holdings, Ltd.                            4,985,000     21,684,750
Wing Tai Holdings, Ltd.                                11,024,960     13,144,979
                                                                    ------------
Total Singapore (Cost $80,329,039)                                    69,773,800
                                                                    ------------
SPAIN - 4.15%
Sol Melia, SA                                           2,172,154     21,907,916
                                                                    ------------
Total Spain (Cost $33,648,565)                                        21,907,916
                                                                    ------------
THAILAND - 2.08%
Central Pattana Public Co., Ltd.                        3,764,464      2,625,322
Central Pattana Public Co., Ltd. NVDR                  12,025,336      8,386,421
                                                                    ------------
Total Thailand (Cost $10,721,131)                                     11,011,743
                                                                    ------------
UNITED KINGDOM - 8.69%
British Land Co. plc                                    1,207,906      9,180,277
Derwent London plc                                        772,660     15,076,290
Great Portland Estates plc                              2,392,761     10,129,768
Land Securities Group plc                                 800,000      7,996,802

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                       E.I.I. INTERNATIONAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2009
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
Segro plc                                                 600,000   $  3,526,589
                                                                    ------------
Total United Kingdom (Cost $56,515,336)                               45,909,726
                                                                    ------------
TOTAL COMMON STOCKS (Cost $575,168,964)                              498,376,471
                                                                    ------------
SHORT TERM INVESTMENT - 5.21%
BlackRock Liquidity Funds Treasury Trust Fund          27,527,070     27,527,070
                                                                    ------------
TOTAL SHORT TERM INVESTMENT (Cost $27,527,070)                        27,527,070
                                                                    ------------
TOTAL INVESTMENTS - 99.56% (Cost $602,696,034)                       525,903,541
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.44%                          2,312,811
                                                                    ------------
NET ASSETS - 100.00%                                                $528,216,352
                                                                    ============

NVDR Non-Voting Depositary Receipt

                                                % OF
SECTOR DIVERSIFICATION                       NET ASSETS       VALUE
----------------------                       ----------   ------------
COMMON STOCKS:
Real Estate ..............................      77.67%    $410,267,031
Consumer Cyclical ........................      16.68%      88,109,440
                                               ------     ------------
Total Common Stocks ......................      94.35%     498,376,471
SHORT-TERM INVESTMENT ....................       5.21%      27,527,070
                                               ------     ------------
TOTAL INVESTMENTS ........................      99.56%     525,903,541
LIABILITIES IN EXCESS OF OTHER ASSETS ....       0.44%       2,312,811
                                               ------     ------------
NET ASSETS ...............................     100.00%    $528,216,352
                                               ======     ============

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                             SCHEDULE OF INVESTMENTS

                               SEPTEMBER 30, 2009
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                      -----------   ------------
COMMON STOCKS - 57.96%
AUSTRALIA - 2.08%
Stockland                                                 931,960   $  3,355,805
                                                                    ------------
Total Austrailia (Cost $2,999,518)                                     3,355,805
                                                                    ------------
CHINA - 0.66%
Guangzhou R&F Properties Co., Ltd.                        600,000      1,054,445
                                                                    ------------
Total China (Cost $1,120,838)                                          1,054,445
                                                                    ------------
FRANCE - 9.42%
ICADE                                                      29,850      3,193,867
Klepierre                                                 105,217      4,168,662
Unibail-Rodamco                                            37,650      7,811,991
                                                                    ------------
Total France (Cost $15,091,090)                                       15,174,520
                                                                    ------------
GERMANY - 0.78%
DIC Asset AG                                               96,303      1,259,866
                                                                    ------------
Total Germany (Cost $3,209,390)                                        1,259,866
                                                                    ------------
HONG KONG - 15.33%
China Overseas Land & Investment, Ltd.                  2,080,168      4,498,502
Hang Lung Properties, Ltd.                              1,299,900      4,788,633
Hysan Development Co., Ltd.                             1,496,048      3,744,922
Kerry Properties, Ltd.                                    999,123      5,343,662
Lifestyle International Holdings, Ltd.                  2,291,400      3,471,079
Shangri-La Asia, Ltd.                                   1,512,400      2,849,148
                                                                    ------------
Total Hong Kong (Cost $23,858,988)                                    24,695,946
                                                                    ------------
ITALY - 1.14%
Immobiliare Grande Distribuzione                          928,200      1,826,199
                                                                    ------------
Total Italy (Cost $3,551,954)                                          1,826,199
                                                                    ------------
JAPAN - 9.36%
AEON Mall Co., Ltd.                                       197,600      4,124,805
Daiwa House Industry Co., Ltd.                            340,000      3,569,554
Mitsubishi Estate Co., Ltd.                               193,500      3,051,566
Mitsui Fudosan Co., Ltd.                                  255,000      4,326,185
                                                                    ------------
Total Japan (Cost $19,243,971)                                        15,072,110
                                                                    ------------

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2009
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                      -----------   ------------
COMMON STOCKS (CONTINUED)
NETHERLANDS - 1.55%
Corio NV                                                   36,315   $  2,501,755
                                                                    ------------
Total Netherlands (Cost $1,243,500)                                    2,501,755
                                                                    ------------
SINGAPORE - 8.78%
Capitaland, Ltd.                                        1,531,050      4,042,089
City Developments, Ltd.                                   518,300      3,796,073
Hongkong Land Holdings, Ltd.                              970,000      4,219,500
Wing Tai Holdings, Ltd.                                 1,750,000      2,086,512
                                                                    ------------
Total Singapore (Cost $15,145,099)                                    14,144,174
                                                                    ------------
SPAIN - 2.21%
Sol Melia, SA                                             353,376      3,564,081
                                                                    ------------
Total Spain (Cost $4,505,808)                                          3,564,081
                                                                    ------------
THAILAND - 1.74%
Central Pattana Public Co., Ltd. NVDR                   4,022,100      2,804,996
                                                                    ------------
Total Thailand (Cost $2,997,272)                                       2,804,996
                                                                    ------------
UNITED KINGDOM - 4.91%
British Land Co. plc                                      163,333      1,241,357
Derwent London plc                                        180,000      3,512,195
Great Portland Estates plc                                378,909      1,604,113
Land Securities Group plc                                 155,000      1,549,380
                                                                    ------------
Total United Kingdom (Cost $7,597,892)                                 7,907,045
                                                                    ------------
TOTAL COMMON STOCKS (Cost $100,565,320)                               93,360,942
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS ("REITS") - 34.08%
UNITED STATES - 34.08%
American Campus Communities, Inc.                          78,400      2,105,040
Boston Properties, Inc.                                    51,300      3,362,715
Douglas Emmett, Inc.                                      169,100      2,076,548
Essex Property Trust, Inc.                                 55,300      4,400,774
Federal Realty Investment Trust                            67,300      4,130,201
HCP, Inc.                                                 145,200      4,173,048
Health Care REIT, Inc.                                     38,000      1,581,560
Highwoods Properties, Inc.                                101,300      3,185,885

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                           E.I.I. GLOBAL PROPERTY FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                               SEPTEMBER 30, 2009
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       ----------   ------------
REITS (CONTINUED)
UNITED STATES (CONTINUED)
Host Hotels & Resorts, Inc.                               156,000   $  1,836,120
Kilroy Realty Corp.                                        63,100      1,750,394
Public Storage, Inc.                                       59,300      4,461,732
Simon Property Group, Inc.                                143,933      9,993,268
Tanger Factory Outlet Centers, Inc.                        34,300      1,280,762
Taubman Centers, Inc.                                      93,100      3,359,048
Ventas, Inc.                                               87,600      3,372,600
Vornado Realty Trust                                       59,291      3,818,933
                                                                    ------------
Total United States (Cost $52,783,297)                                54,888,628
                                                                    ------------
TOTAL UNITED STATES REITS (Cost $52,783,297)                          54,888,628
                                                                    ------------
SHORT TERM INVESTMENT - 9.82%
BlackRock Liquidity Funds Treasury Trust Fund          15,811,252     15,811,252
                                                                    ------------
TOTAL SHORT TERM INVESTMENT (Cost $15,811,252)                        15,811,252
                                                                    ------------
TOTAL INVESTMENTS - 101.86% (Cost $169,159,869)                      164,060,822
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.86%)                       (2,998,767)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $161,062,055
                                                                    ============

NVDR Non-Voting Depositary Receipt

                                                % OF
SECTOR DIVERSIFICATION                       NET ASSETS       VALUE
----------------------                       ----------   ------------
COMMON STOCKS:
Real Estate ..............................     81.33%     $130,999,635
Consumer Cyclicals .......................     10.71%       17,249,935
                                              ------      ------------
Total Common Stocks ......................     92.04%      148,249,570
SHORT TERM INVESTMENT ....................      9.82%       15,811,252
                                              ------      ------------
TOTAL INVESTMENTS ........................    101.86%      164,060,822
OTHER ASSETS IN EXCESS OF LIABILITIES ....     (1.86)%      (2,998,767)
                                              ------      ------------
NET ASSETS ...............................    100.00%     $161,062,055
                                              ======      ============

              See Notes to the Quarterly Portfolio of Investments.

                         E.I.I. REALTY SECURITIES TRUST

                 NOTES TO THE QUARTERLY PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 2009
                                   (UNAUDITED)

A. SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Investments in other investment companies are valued at net asset value.

If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust's Price Valuation Committee under procedures adopted by the Trust's Board of Trustees.

Most foreign markets close before the close of trading on the New York Stock Exchange ("NYSE"). If a Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Trust's Price Valuation Committee, under procedures adopted by the Trust's Board of Trustees.

The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Funds are open. In deciding whether to make fair value adjustments, the Funds review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE and the difference could be significant.

FAIR FAIR MEASUREMENTS: The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarizes the valuation of the Funds' investments by the above fair value hierarchy levels as of September 30, 2009:

                         E.I.I. REALTY SECURITIES TRUST

                               SEPTEMBER 30, 2009
                                   (UNAUDITED)

                                   TOTAL                      LEVEL 2        LEVEL 3
                                  VALUE AT      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                 SEPTEMBER       QUOTED      OBSERVABLE   UNOBSERVABLE
E.I.I. REALTY SECURITIES FUND     30, 2009       PRICE         INPUT          INPUT
-----------------------------   -----------   -----------   -----------   ------------
Investments in Securities*      $12,929,892   $12,929,892       $--            $--
                                -----------   -----------       ---            ---
   TOTAL                        $12,929,892   $12,929,892       $--            $--
                                ===========   ===========       ===            ===

*    See Schedule of Investment for industry sector breakouts

                                         TOTAL                       LEVEL 2        LEVEL 3
                                       VALUE AT        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                       SEPTEMBER       QUOTED       OBSERVABLE   UNOBSERVABLE
E.I.I. INTERNATIONAL PROPERTY FUND     30, 2009         PRICE         INPUT          INPUT
----------------------------------   ------------   ------------   -----------   ------------
Common Stocks
   Australia                         $ 10,622,156   $ 10,622,156    $       --        $--
   China                               11,423,152     11,423,152            --         --
   France                              77,327,050     77,327,050            --         --
   Germany                              7,183,025      7,183,025            --         --
   Hong Kong                          126,329,975    126,329,975            --         --
   Italy                                9,335,337      9,335,337            --         --
   Japan                               82,292,830     82,292,830            --         --
   Malaysia                             8,424,458      8,424,458            --         --
   Netherlands                         12,317,606     12,317,606            --         --
   Philippines                          4,517,697      4,517,697            --         --
   Singapore                           69,773,800     69,773,800            --         --
   Spain                               21,907,916     21,907,916            --         --
   Thailand                            11,011,743      8,386,421     2,625,322         --
   United Kingdom                      45,909,726     45,909,726            --         --
Short Term Investment                  27,527,070     27,527,070            --         --
                                     ------------   ------------    ----------        ---
      TOTAL                          $525,903,541   $523,278,219    $2,625,322        $--
                                     ============   ============    ==========        ===

                         E.I.I. REALTY SECURITIES TRUST

                               SEPTEMBER 30, 2009
                                   (UNAUDITED)

                                  TOTAL                       LEVEL 2        LEVEL 3
                                VALUE AT        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                SEPTEMBER       QUOTED       OBSERVABLE   UNOBSERVABLE
E.I.I. GLOBAL PROPERTY FUND     30, 2009         PRICE         INPUT          INPUT
---------------------------   ------------   ------------   -----------   ------------
Investments in Securities*    $164,060,822   $164,060,822       $--            $--
                              ------------   ------------       ---            ---
   TOTAL                      $164,060,822   $164,060,822       $--            $--
                              ============   ============       ===            ===

*    See Schedule of Investments for geographic sector breakouts.

FOREIGN CURRENCY TRANSLATION: Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income and dividends received are translated into U.S. dollars at the exchange rates in effect on the translation date.

The company isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchanged gains and losses arise from changes in the value of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

SECURITY TRANSACTIONS: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

B. TAX COST OF SECURITIES:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at September 30, 2009 for each Fund were as follows:

FUND                                     COST       APPRECIATION   (DEPRECIATION)       NET
----                                 ------------   ------------   -------------    -----------
E.I.I. Realty Securities Fund        $  9,875,847    $ 3,176,528   $    (122,483)     3,054,045
E.I.I. International Property Fund    602,696,034     27,980,306    (104,772,799)   (76,792,493)
E.I.I. Global Property Fund           169,159,869     10,435,394     (15,534,441)    (5,099,047)

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EII REALTY SECURITIES TRUST

By (Signature and Title)*  /S/ RICHARD J. ADLER
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date     11/3/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ RICHARD J. ADLER
                         -------------------------------------------------------
                           Richard J. Adler, Chief Executive Officer
                           (principal executive officer)

Date     11/3/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MICHAEL J. MEAGHER
                         -------------------------------------------------------
                           Michael J. Meagher, Vice President and Treasurer (principal financial officer)

Date     11/4/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.